Accounts Receivable, Net - Schedule of Allowances for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Accounts Receivable, Net [Abstract]
Balance at beginning of the year	$ (4,306)	$ (8,002)
(Provision) Reversal	(96,229)	3,696
Ending balance	$ (100,535)	$ (4,306)